Revenue and related balances	9 Months Ended
Sep. 30, 2022
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes services such as initial implementation, project management, and training.
The following table represents disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Subscription revenue	34,279	25,057	95,323	68,476
Professional services	2,687	2,011	8,634	5,965
	36,966	27,068	103,957	74,441